Organization and Nature of Operations (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2020	Aug. 31, 2018
% of Ownership		100.00%
Fujian Happiness Biotech Co., Ltd ("Fujian Happiness") [Member]
Date of Incorporation	Nov. 19, 2004
Place of Incorporation	PRC
Principal Activities	Research, development, production and selling of nutraceutical and dietary supplements
Fujian Happiness Biotech Co., Ltd ("Fujian Happiness") [Member] | RMB [Member]
Registered Capital	¥ 25,755,000
% of Ownership	100.00%
Shunchang Happiness Nutraceutical Co., Ltd ("Shunchang Happiness") [Member]
Date of Incorporation	May 19, 1998
Place of Incorporation	PRC
Principal Activities	Research, development, production and selling of edible fungi
Shunchang Happiness Nutraceutical Co., Ltd ("Shunchang Happiness") [Member] | RMB [Member]
Registered Capital	¥ 2,000,000
% of Ownership	100.00%